CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	$ 53	$ 68
Cash equivalents	378	606
Total cash and cash equivalents	$ 431	$ 674	$ 539	$ 445